NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Oct. 31, 2024
Earnings Per Share [Abstract]
Reconciliation of the numerators and denominators of the basic and diluted net income per share
The following is a reconciliation of the numerators and denominators of the basic and diluted net income per share computations for the periods presented below.

	Years Ended October 31,
	2024	2023	2022
	(in millions)
Numerator:
Net income	$1,289	$1,240	$1,254
Denominators:
Basic weighted average shares	290	294	299
Potential common shares — stock options and other employee stock plans	1	2	1
Diluted weighted average shares	291	296	300